Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: 10.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.20%
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: 559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.90%
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: 645.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.30%)